Fair Value Measurements (Details) - Schedule of financial assets that are measured at fair value on a recurring basis - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Fair Value Measurements (Details) - Schedule of financial assets that are measured at fair value on a recurring basis [Line Items]
Investments held in Trust Account - U.S. Treasury Securities	$ 160,036,712	$ 160,022,447	$ 160,006,444
Level 1 [Member]
Fair Value Measurements (Details) - Schedule of financial assets that are measured at fair value on a recurring basis [Line Items]
Investments held in Trust Account - U.S. Treasury Securities	160,036,712	160,022,447	160,006,444
Level 2 [Member]
Fair Value Measurements (Details) - Schedule of financial assets that are measured at fair value on a recurring basis [Line Items]
Investments held in Trust Account - U.S. Treasury Securities
Level 3 [Member]
Fair Value Measurements (Details) - Schedule of financial assets that are measured at fair value on a recurring basis [Line Items]
Investments held in Trust Account - U.S. Treasury Securities